Basis of Preparation	12 Months Ended
Aug. 31, 2021
Basis of Preparation

2. Basis of Preparation

2.1 Statement of compliance

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards (“IFRS”) and International Accounting Standards (“IAS”) issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”), effective for the Company’s reporting for the year ended August 31, 2021.

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on November 29, 2021.

2.2 Basis of presentation

The consolidated financial statements of the Company as at and for the years ended August 31, 2021, 2020 and 2019 comprise of the Company and its subsidiaries (together referred to as “TanGold”, the “Company” or “Group”).

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value, as explained in the accounting policies set out in note 3.

Foreign Currency Translation

Functional & presentation currencies

The functional currency of the Company is the US dollar. The functional currency of the Company’s Tanzanian subsidiaries is the US dollar, which is determined to be the currency of the primary economic environment in which the subsidiaries operate.

During the year ended August 31, 2021, the Company changed its presentation currency from the Canadian dollar (“CAD”) to the US dollar. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its peers. For more details, see Note 4 of these audited consolidated financial statements.

2.3 COVID-19

The preparation of the condensed consolidated financial statements requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. These consolidated financial statements include estimates, which by their nature, are uncertain. These assumptions and associated estimates are based on historical experience and other factors that are considered to be relevant. While there has been increased economic optimism in the early part of 2021 as the global economy continued to show signs of recovery from the impacts of the COVID-19 pandemic, current market conditions may result in additional uncertainties, risks and complexities in management’s determination of the estimates and assumptions used to prepare the Company’s financial results. As the COVID-19 pandemic continues, management cannot reasonably estimate the length or severity of the impact on the Company. As such, actual results may differ from estimates and the effect of such differences may be material.